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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 28-05369
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA        05/14/2008
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   86
                                        --------------------

Form 13F Information Table Value Total: $          2,034,723
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-05371                     John F. Brennan, Jr.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                  TITLE OF                    VALUE     SHARES/  SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS             CUSIP    x($1000)   PRN AMT  PRN CALL  DISCRETN MGRS   SOLE    SHARED    NONE
--------------------------------- --------------- --------- --------- ---------- --- ----  -------- -----  ----  ----------  ----
ABBOTT LABS                       COMMON          002824100    11,613    210,580 SH        OTHER    01     0        210,580     0
ALCOA INC                         COMMON          013817101       481     13,340 SH        OTHER    01     0         13,340     0
ALESCO FINL INC                   COMMON          014485106        72     25,000 SH        OTHER    01     0         25,000     0
ALLEGHENY ENERGY INC              COMMON          017361106   289,575  5,734,166 SH        OTHER    01     0      5,734,166     0
AMER INTL GROUP INC               COMMON          026874107    51,840  1,198,614 SH        OTHER    01     0      1,198,614     0
AMERICAN EAGLE OUTFITTERS INC NEW COMMON          02553E106    10,464    597,590 SH        OTHER    01     0        597,590     0
AMETEK INC NEW                    COMMON          031100100    28,834    656,665 SH        OTHER    01     0        656,665     0
ANADARKO PETE CORP                COMMON          032511107     6,065     96,220 SH        OTHER    01     0         96,220     0
ANN TAYLOR STORES CORP            COMMON          036115103     3,205    132,541 SH        OTHER    01     0        132,541     0
ANNALY CAPITAL MGMT INC           COMMON          035710409    18,384  1,200,000 SH        OTHER    01     0      1,200,000     0
ANTHRACITE CAP INC                COMMON          037023108     7,102  1,076,100 SH        OTHER    01     0      1,076,100     0
ANWORTH MORTGAGE ASSET CORP       COMMON          037347101     5,517    900,000 SH        OTHER    01     0        900,000     0
APACHE CORP                       COMMON          037411105     6,278     51,960 SH        OTHER    01     0         51,960     0
ARBOR RLTY TR INC                 COMMON          038923108    15,111  1,002,080 SH        OTHER    01     0      1,002,080     0
ARCELOR MITTAL SA LUXEMBOURG      NY REGISTRY SHS 03938L104     2,054     25,110 SH        OTHER    01     0         25,110     0
AMERISTAR CASINOS INC             COMMON          03070Q101    45,033  2,467,543 SH        OTHER    01     0      2,467,543     0
BIOMARIN PHARMACEUTICAL INC       COMMON          09061G101     5,894    166,650 SH        OTHER    01     0        166,650     0
BOEING CO                         COMMON          097023105     3,307     44,470 SH        OTHER    01     0         44,470     0
BOYD GAMING CORP                  COMMON          103304101    24,483  1,224,130 SH        OTHER    01     0      1,224,130     0
CALAMOS ASSET MANAGEMENT          CL A            12811R104       775     47,579 SH        OTHER    01     0         47,579     0
CAMPBELL SOUP CO                  COMMON          134429109    18,656    549,520 SH        OTHER    01     0        549,520     0
CAPITAL TRUST INC MD              CL A NEW        14052H506     3,542    131,419 SH        OTHER    01     0        131,419     0
CAPITALSOURCE INC                 COMMON          14055X102     4,835    500,000 SH        OTHER    01     0        500,000     0
CAPSTEAD MTG CORP                 COM NO PAR      14067E506     5,700    500,000 SH        OTHER    01     0        500,000     0
CAREER EDUCATION CORP             COMMON          141665109     8,529    670,490 SH        OTHER    01     0        670,490     0
COMPANHIA VALE DO RIO DOCE        SPONSORED ADR   204412209    26,182    755,836 SH        OTHER    01     0        755,836     0
CLOROX CO DEL                     COMMON          189054109       650     11,480 SH        OTHER    01     0         11,480     0
COLONIAL PPTYS TR                 COM SH BEN INT  195872106     5,931    246,600 SH        OTHER    01     0        246,600     0
CREE INC                          COMMON          225447101     6,840    244,620 SH        OTHER    01     0        244,620     0
CRYSTAL RIV CAP INC               COMMON          229393301       223     25,000 SH        OTHER    01     0         25,000     0
DAIMLER AG                        REG SH          D1668R123     2,715     31,730 SH        OTHER    01     0         31,730     0
DEERE & CO                        COMMON          244199105    16,063    199,690 SH        OTHER    01     0        199,690     0
DEERFIELD CAPITAL CORP            COMMON          244331104     2,561  1,816,020 SH        OTHER    01     0      1,816,020     0
EATON CORP                        COMMON          278058102     2,548     31,980 SH        OTHER    01     0         31,980     0
EMC CORP MASS                     COMMON          268648102    38,312  2,671,670 SH        OTHER    01     0      2,671,670     0
EUROSEAS LTD                      COM NEW         Y23592200       688     57,300 SH        OTHER    01     0         57,300     0
FLUOR CORP NEW                    COMMON          343412102       553      3,920 SH        OTHER    01     0          3,920     0
FOSTER WHEELER LTD                SHS NEW         G36535139    14,467    255,510 SH        OTHER    01     0        255,510     0
FOUNDATION COAL HLDGS INC         COMMON          35039W100    10,548    209,570 SH        OTHER    01     0        209,570     0

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
FREMONT GEN CORP                  COMMON          357288109       105    217,975 SH        OTHER    01     0        217,975     0
GOOGLE INC                        CL A            38259P508    79,285    180,000 SH  PUT   OTHER    01     0        180,000     0
GRAMERCY CAP CORP                 COMMON          384871109     9,987    477,153 SH        OTHER    01     0        477,153     0
HUDSON CITY BANCORP INC           COMMON          443683107    24,012  1,358,152 SH        OTHER    01     0      1,358,152     0
ICONIX BRAND GROUP INC            COMMON          451055107       253     14,560 SH        OTHER    01     0         14,560     0
INVESTORS BANCORP INC             COMMON          46146P102    45,728  2,979,034 SH        OTHER    01     0      2,979,034     0
IPC HOLDINGS LTD                  ORD             G4933P101    36,583  1,306,553 SH        OTHER    01     0      1,306,553     0
ISTAR FINL INC                    COMMON          45031U101     4,981    355,000 SH        OTHER    01     0        355,000     0
ITT EDUCATIONAL SERVICES INC      COMMON          45068B109     8,236    179,310 SH        OTHER    01     0        179,310     0
LIN TV CORP                       CL A            532774106    23,344  2,429,094 SH        OTHER    01     0      2,429,094     0
LOCKHEED MARTIN CORP              COMMON          539830109    45,927    462,503 SH        OTHER    01     0        462,503     0
MANITOWOC INC                     COMMON          563571108     1,440     35,290 SH        OTHER    01     0         35,290     0
MARATHON OIL CORP                 COMMON          565849106     5,088    111,570 SH        OTHER    01     0        111,570     0
MEDTRONIC INC                     COMMON          585055106    10,940    226,180 SH        OTHER    01     0        226,180     0
MELCO PBL ENTMT LTD               ADR             585464100    20,033  1,760,334 SH        OTHER    01     0      1,760,334     0
MFA MTG INVTS INC                 COMMON          55272X102    19,530  3,100,000 SH        OTHER    01     0      3,100,000     0
MICROSOFT CORP                    COMMON          594918104   215,068  7,578,163 SH        OTHER    01     0      7,578,163     0
MOBILE TELESYSTEMS OJSC           SPONSORED ADR   607409109       850     11,200 SH        OTHER    01     0         11,200     0
MOLECULAR INSIGHT PHARM INC       COMMON          60852M104       784    116,000 SH        OTHER    01     0        116,000     0
NATIONAL-OILWELL VARCO INC        COMMON          637071101     5,806     99,450 SH        OTHER    01     0         99,450     0
NEWCASTLE INVT CORP               COMMON          65105M108       778     94,200 SH        OTHER    01     0         94,200     0
NORTHROP GRUMMAN CORP             COMMON          666807102    26,036    334,610 SH        OTHER    01     0        334,610     0
NORTHSTAR RLTY FIN CORP           COMMON          66704R100     3,758    460,000 SH        OTHER    01     0        460,000     0
NUCOR CORP                        COMMON          670346105    21,457    316,750 SH        OTHER    01     0        316,750     0
OCCIDENTAL PETE CORP DEL          COMMON          674599105     5,970     81,590 SH        OTHER    01     0         81,590     0
PATRIOT COAL CORP                 COMMON          70336T104     1,697     36,120 SH        OTHER    01     0         36,120     0
PEABODY ENERGY CORP               COMMON          704549104    23,742    465,530 SH        OTHER    01     0        465,530     0
PEOPLES UNITED FINANCIAL INC      COMMON          712704105    16,399    947,393 SH        OTHER    01     0        947,393     0
PRECISION CASTPARTS CORP          COMMON          740189105    26,942    263,930 SH        OTHER    01     0        263,930     0
PROGRESSIVE CORP OHIO             COMMON          743315103   202,466 12,598,989 SH        OTHER    01     0     12,598,989     0
REDWOOD TR INC                    COMMON          758075402     1,636     45,000 SH        OTHER    01     0         45,000     0
ROMA FINANCIAL CORP               COMMON          77581P109    13,434    901,034 SH        OTHER    01     0        901,034     0
SALLY BEAUTY CO INC               COMMON          79546E104       205     29,730 SH        OTHER    01     0         29,730     0
SCHERING PLOUGH CORP              COMMON          806605101    88,665  6,153,013 SH        OTHER    01     0      6,153,013     0
SCRIPPS E W COMPANY OHIO          CL A            811054204    24,808    590,528 SH        OTHER    01     0        590,528     0
SONUS NETWORKS INC                COMMON          835916107    83,612 24,305,774 SH        OTHER    01     0     24,305,774     0
SPRINT NEXTEL CORP                COM SER 1       852061100    60,412  9,030,170 SH        OTHER    01     0      9,030,170     0
SPX CORP                          COMMON          784635104     5,131     48,911 SH        OTHER    01     0         48,911     0
STANLEY WKS                       COMMON          854616109    43,762    918,990 SH        OTHER    01     0        918,990     0
SAFEWAY INC                       COM NEW         786514208     3,256    110,950 SH        OTHER    01     0        110,950     0
TEREX CORP NEW                    COMMON          880779103       207      3,319 SH        OTHER    01     0          3,319     0
VALMONT INDUSTRIES INC            COMMON          920253101       300      3,410 SH        OTHER    01     0          3,410     0
VIRGIN MOBILE USA INC             CL A            92769R108     5,372  2,646,200 SH        OTHER    01     0      2,646,200     0
WAL-MART STORES INC               COMMON          931142103    35,866    680,830 SH        OTHER    01     0        680,830     0
WASHINGTON MUT INC                COMMON          939322103     6,288    610,510 SH        OTHER    01     0        610,510     0

WATERS CORP                       COMMON          941848103     9,120    163,735 SH        OTHER    01     0        163,735     0
WELLS FARGO & CO NEW              COMMON          949746101    59,794  2,054,760 SH        OTHER    01     0      2,054,760     0